FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - The Expected Credit Loss for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 76,708	$ 69,715	$ 55,862
Lifetime expected credit loss	1,290	1,663
Individually impaired trade receivable	0	638
Total allowance for credit losses	$ 1,290	$ 2,301	$ 1,877
Not Overdue [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 73,524	$ 65,090
Lifetime expected credit loss	$ 4	$ 4
Due, 0 to 30 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 1,302	$ 1,933
Lifetime expected credit loss	$ 1	$ 6
Due, 31 to 60 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	3.00%	1.00%
Gross carrying amount	$ 238	$ 192
Lifetime expected credit loss	$ 7	$ 1
Due 61 to 90 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	15.00%	17.00%
Gross carrying amount	$ 196	$ 190
Lifetime expected credit loss	$ 29	$ 33
Due 91 to 180 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	31.00%	25.00%
Gross carrying amount	$ 261	$ 300
Lifetime expected credit loss	$ 80	$ 74
Due over 180 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	98.00%	77.00%
Gross carrying amount	$ 1,187	$ 2,010
Lifetime expected credit loss	$ 1,169	$ 1,545